FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2014
Derivative [Line Items]
Termination Interest Rate Swap Fair Value Hedge	$ 500
Interest Rate Swap Fair Value	$ 30